3. Convertible Debt - Other	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
3. Convertible Debt - Other

On January 24, 2014, KED Consulting Group LLC, (“KED”) entered into a Convertible Promissory Note and Warrant Purchase Agreement with the Company in the amount of $270,000. The notes are unsecured, bear interest at 8% per annum, and are convertible into common shares at $0.0588 per share. KED also received warrants to purchase 1,080,000 shares at $0.45 per share on execution of this agreement, exercisable at any time from the four year anniversary to the fifth year anniversary of this arrangement. Shares will be issuable on conversion of these notes in total in four equal tranches (25% each) on the following dates: December 15, 2014, March 15, 2015, June 15, 2015 and September 15, 2015, to the extent not earlier converted, at the conversion price per share ($0.0588). All proceeds were received by September 30, 2014. Of the $270,000: $100,000 was to be paid directly in satisfaction of a vendor liability of ours, which has been paid, and $170,000 was to be paid in cash in six equal monthly payments of $28,333. The final payment was received on September 30, 2014. Debt discount of $270,000 was recorded of which $58,704 and $130,508 was amortized as interest expense in the three and nine month periods ended September 30, 2014, respectively.

Effective March 1, 2014, investors in unsecured convertible debentures aggregating a total of $165,000 exchanged these debentures and any associated warrants (waiving any defaults and accrued interest on the notes) for an equal principal amount under a Convertible Promissory Notes and Warrants Purchase Agreement with the same terms and conditions as described in the preceding paragraph. These investors received warrants to purchase an aggregate of 660,000 common shares, with the same terms and conditions as described preceding paragraph. Debt discount of $165,000 was recorded of which $70,620 and $92,740 was amortized as interest expense in the three and nine month periods ended September 30, 2014, respectively.

Effective August 27, 2014, the Company received proceeds of $50,000 from an unrelated investor, pursuant to a Convertible Promissory Note and Warrant Purchase Agreement under terms and conditions that are the same as those described in Note 4, except that this note is due on August 22, 2016 and this investor has the right to purchase notes totaling $150,000 through August 21, 2015. Principal and accrued interest are convertible in four equal quarterly tranches of principal, plus accrued interest commencing on November 22, 2015, or at any time at the investor’s option, at the conversion price. Debt discount of $50,000 was recorded of which $3,064 was amortized as interest expense in the nine month period ended September 30, 2014.

The following are the components of Convertible Debt – Other:

Effective on September 15, 2013, the Company and DMBM, Inc. (“DMBM) entered into a Convertible Promissory Note and Warrant Purchase Agreement, pursuant to which DMBM will provide cash advances for unsecured convertible notes in the amount of $220,000 and warrants to purchase an aggregate 880,000 common shares of the Company at $0.45 per share. If the notes or any portion of them are not converted by DMBM prior to maturity, than on maturity the outstanding amount of the notes and accrued interest will automatically be converted into common stock at the conversion price ($0.0588). In the event that the Company is in default at maturity, the balance due under the note would be payable in cash. Shares will be issuable on conversion of these notes in total in four equal tranches (25% each) on the following dates: December 15, 2014, March 15, 2015, June 15, 2015 and September 15, 2015, to the extent not earlier converted. Under certain circumstance, while the notes are outstanding, the conversion price shall be adjusted to the lower price at which the Company issues shares or other securities convertible into shares or exercisable for shares, except for issuances related to borrowings from banks or similar financial institutions; securities issued to employees, consultants, officers or directors pursuant to any compensation plan approved by the board of directors and limited to 15% of the then outstanding common stock of the Company; or securities in a public offering with an aggregate offering price to the public of at least $50,000,000.

Effective on January 1, 2013, DMBM and the Company entered into an Amended and Restated Amendment to Convertible Debentures. In consideration of change in conversion prices on outstanding debentures, the right to receive interest was waived and DMBM’s relinquished its right to receive payment in cash. For advances made in 2012 or before, the debt may be converted into common shares at the lower of $0.21 per share or a 30% discount to the volume-weighted average closing price for the 14 trading days prior to conversion. For advances made in 2013, the debt may be converted into common shares at the lower of $0.05 per share or a 30% discount to the volume-weighted average closing price for the 14 trading days prior to conversion. Under terms of the underlying debentures, DMBM may not engage in any conversions of debt to shares including under the amended terms if upon receipt of such shares DMBM would beneficially own an aggregate number of shares greater than 9.99% of the total issued and outstanding common shares of the Company.

Effective on December 29, 2010, the Company and Timothy & Thomas, LLC ("T&T") entered into a Release and Settlement Agreement in order to settle litigation between them. The Company was originally issued a Convertible Debenture to T&T for a total of $1,900,000 payable over the course of three years, as follows: $1,000,000 by November 1, 2011; $450,000 by November 1, 2012; and $450,000 by November 1, 2013, with a stated interest rate of 0.35%. On November 8, 2011, the Company issued 136,093 (81,655,691 pre-split) of its common shares in satisfaction of a $1,000,000 principal payment, plus $6,982 of accrued interest, due November 1, 2011. In 2013, $37,500 of the debt was converted for 375,000 common shares. At December 31, 2013 the gross liability of $862,500 was recorded at its net present value of $543,452 determined using an 8% discount rate. The debt may be converted into common shares at the 15-day volume-weighted average closing price prior to the conversion.

At December 31, 2013 and 2012, unsecured convertible debentures and other vendor notes consisted of the following:

Note Description	2013	2012

Unsecured convertible debentures - investors	$226,000	$265,000
Vendor notes	217,000	73,750
	$443,000	$338,750

These debentures are due within a year of the date of issuance and are classified as current liabilities in the accompanying balance sheet. These securities are generally convertible at 70% of the volume weighted average price following the record date of the Company’s 1-600 reverse stock-split ($0.261). Subsequent to December 31, 2013, these investors elected to convert the principal amounts of their notes, including any accrued regular and default interest to which they were entitled, into a longer term investment in the Company with terms and conditions identical to the MedBridge Venture Fund.

Vendor notes are payable to two parties consisting of two components of $98,250 and $118,750. The $98,250 component is convertible into 1,257,500 common shares at prices of $0.05-$0.10 per share. The $118,750 component is convertible into 3,250,287 common shares at the lower of $.05 per share or 70% of the 14-day volume weighted average closing price prior to the conversion date.